UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            August 14, 2012
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19


Form 13F Information Table Value Total:    410,667 (thousands)

List of Other Included Managers:           None

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  7 DAYS GROUP HLDGS LTD         ADRS STOCKS      81783J101     2013    190628 SH       SOLE                 190628        0      0
  BAIDU INC                      ADRS STOCKS      056752108    57490    500000 SH       SOLE                 500000        0      0
  BAIDU INC                      ADRS STOCKS      056752908    11498    100000 SH CALL  SOLE                 100000        0      0
  CNOOC LTD                      ADRS STOCKS      126132109      177       880 SH       SOLE                    880        0      0
  COGNIZANT TECHNOLOGY SOLUTION  COMMON STOCK     192446102    22500    375000 SH       SOLE                 375000        0      0
  COGNIZANT TECHNOLOGY SOLUTION  COMMON STOCK     192446902     9000    150000 SH CALL  SOLE                 150000        0      0
  DEUTSCHE BANK AG               COMMON STOCK     D18190908    14468    400000 SH CALL  SOLE                 400000        0      0
  FTSE CHINA25 IDX               COMMON STOCK     464287954     1347     40000 SH PUT   SOLE                  40000        0      0
  HARMAN INTL INDS INC           COMMON STOCK     413086959     9900    250000 SH PUT   SOLE                 250000        0      0
  HOME INNS & HOTELS MGMT INC    ADRS STOCKS      43713W107    24477   1080200 SH       SOLE                1080200        0      0
  MICRON TECHNOLOGY INC          COMMON STOCK     595112103    28395   4500000 SH       SOLE                4500000        0      0
  MICRON TECHNOLOGY INC          COMMON STOCK     595112903    12620   2000000 SH CALL  SOLE                2000000        0      0
  MELCO CROWN ENTMT LTD          ADRS STOCKS      585464100    31680   2750000 SH       SOLE                2750000        0      0
  SEAGATE TECHNOLOGY PLC         COMMON STOCK     G7945M957    24730   1000000 SH PUT   SOLE                1000000        0      0
  SINA CORP                      COMMON STOCK     G81477904    10362    200000 SH CALL  SOLE                 200000        0      0
  SIRIUS XM RADIO INC            COMMON STOCK     82967N108    37925  20500000 SH       SOLE               20500000        0      0
  SPDR S&P 500 ETF TR            COMMON STOCK     78462F953    88468    650000 SH PUT   SOLE                 650000        0      0
  VANCEINFO TECHNOLOGIES INC     ADRS STOCKS      921564100     5269    550000 SH       SOLE                 550000        0      0
  WHIRLPOOL CORP                 COMMON STOCK     963320956    18348    300000 SH PUT   SOLE                 300000        0      0


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